Item 1. Schedule of Investments:
--------------------------------

Putnam Income Fund

QUARTERLY PORTFOLIO HOLDINGS

7-31-04

[LOGO OMITTED: scales]



Putnam Income Fund
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The fund's portfolio
July 31, 2004 (Unaudited)

U.S. Government and Agency Mortgage Obligations (71.1%) (a)
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Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
U.S. Government Guaranteed Mortgage Obligations (0.1%)
-----------------------------------------------------------------------------------------------------------
                 Government National Mortgage Association
                 Graduated Payment Mortgages
        $86,845  11s, with due dates from March 15, 2010
                 to July 15, 2013                                                                   $98,968
                 Government National Mortgage Association
                 Pass-Through Certificates
      2,272,661  7s, with due dates from April 15, 2026
                 to December 15, 2031                                                             2,446,767
                                                                                              -------------
                                                                                                  2,545,735
U.S. Government Agency Mortgage Obligations (71.0%)
-----------------------------------------------------------------------------------------------------------
                 Federal Home Loan Mortgage Corporation
         78,921  7 1/2s, December 1, 2029                                                            84,951
         63,254  7s, January 1, 2015                                                                 67,190
        300,709  Federal National Mortgage Association
                 Graduated Payment Mortgages 8s, December
                 1, 2008                                                                            325,318
                 Federal National Mortgage Association
                 Pass-Through Certificates
         38,098  11s, with due dates from September 1,
                 2014 to October 1, 2015                                                             43,362
        862,493  9s, with due dates from January 1, 2027
                 to July 1, 2032                                                                    935,956
      3,271,258  8s, with due dates from January 1, 2025
                 to July 1, 2033                                                                  3,554,007
      4,276,694  7 1/2s, with due dates from September 1,
                 2022 to July 1, 2033                                                             4,583,824
     41,810,013  7s, with due dates from May 1, 2024 to
                 July 1, 2034                                                                    44,240,049
      2,596,075  7s, with due dates from January 1, 2007
                 to July 1, 2015                                                                  2,760,011
    191,100,000  7s, TBA, August 15, 2034                                                       201,879,225
    586,856,087  6 1/2s, with due dates from October 1,
                 2023 to July 1, 2034                                                           613,762,254
        394,454  6 1/2s, with due dates from September 1,
                 2010 to September 1, 2016                                                          417,650
     10,710,000  6 1/2s, TBA, August 15, 2034                                                    11,176,052
      4,890,219  6s, with due dates from August 1, 2013
                 to November 1, 2017                                                              5,114,972
    143,600,000  6s, TBA, September 15, 2034                                                    146,741,250
    191,100,000  6s, TBA, August 15, 2034                                                       196,041,731
    233,400,000  5 1/2s, TBA, August 15, 2034                                                   233,928,791
        409,362  5s, with due dates from July 1, 2018 to
                 June 1, 2019                                                                       412,999
    123,200,000  5s, TBA, August 15, 2019                                                       124,056,622
    128,130,919  4 1/2s, with due dates from January 1,
                 2034 to August 1, 2034                                                         121,113,757
    259,900,000  4 1/2s, TBA, August 15, 2034                                                   245,422,764
        814,253  4s, June 1, 2019                                                                   781,683
                                                                                              -------------
                                                                                              1,957,444,418
                                                                                              -------------
                 Total U.S. Government and Agency Mortgage Obligations
                 (cost $1,948,920,715)                                                       $1,959,990,153

U.S. Government Agency Obligations (2.1%) (a) (cost $57,489,701)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $49,956,000  Fannie Mae 7 1/4s, January 15, 2010                                            $57,151,417

U.S. Treasury Obligations (0.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $2,085,000  U.S. Treasury Bonds 4 1/4s, November 15,
                 2013                                                                            $2,052,748
      3,934,000  U.S. Treasury Notes 3 1/4s, August 15,
                 2008                                                                             3,905,109
                                                                                              -------------
                 Total U.S. Treasury Obligations  (cost $6,147,324)                              $5,957,857

Corporate bonds and notes (19.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------

Basic Materials (1.0%)
-----------------------------------------------------------------------------------------------------------
     $3,715,000  Alcoa, Inc. notes 6 1/2s, 2011                                                  $4,085,965
      2,195,000  Avery Dennison Corp. notes 4 7/8s, 2013                                          2,168,787
      1,850,000  Dow Chemical Co. (The) debs. 8.55s, 2009                                         2,167,268
        880,000  Dow Chemical Co. (The) notes 5 3/4s, 2009                                          927,284
      1,950,000  Dow Chemical Co. (The) Pass Through
                 Trust 144A company guaranty 4.027s, 2009                                         1,856,626
      1,100,000  Eastman Chemical Co. notes 3 1/4s, 2008                                          1,059,973
      2,000,000  Falconbridge, Ltd. bonds 5 3/8s, 2015 (Canada)                                   1,912,688
        970,000  Georgia-Pacific Corp. sr. notes 8s, 2014                                         1,076,700
        610,000  ICI Wilmington Inc. company guaranty 5
                 5/8s, 2013                                                                         603,202
      1,550,000  ICI Wilmington Inc. company guaranty 4
                 3/8s, 2008                                                                       1,532,544
      1,846,000  ISP Chemco, Inc. company guaranty Ser.
                 B, 10 1/4s, 2011                                                                 2,058,290
      2,365,000  Millennium America, Inc. company
                 guaranty 9 1/4s, 2008                                                            2,554,200
      1,118,000  Monsanto Co. notes 4s, 2008                                                      1,112,486
        390,000  Monsanto Co. sr. notes 7 3/8s, 2012                                                445,100
        770,000  Praxair, Inc. notes 6 3/8s, 2012                                                   843,507
        750,000  Weyerhaeuser Co. debs. 7 1/8s, 2023                                                798,954
        925,000  Weyerhaeuser Co. notes 6 3/4s, 2012                                              1,011,327
        335,000  WMC Finance USA company guaranty 6 1/4s,
                 2033 (Australia)                                                                   324,753
        615,000  WMC Finance USA company guaranty 5 1/8s,
                 2013 (Australia)                                                                   597,972
                                                                                              -------------
                                                                                                 27,137,626
Capital Goods (0.9%)
-----------------------------------------------------------------------------------------------------------
      1,915,000  Allied Waste North America, Inc. sr.
                 notes 7 7/8s, 2013                                                               2,003,569
        990,000  Boeing Co. (The) debs. 6 7/8s, 2043                                              1,026,950
        225,000  Bunge Ltd. Finance Corp. company
                 guaranty 7.8s, 2012                                                                258,297
      1,165,000  Bunge Ltd. Finance Corp. company
                 guaranty 4 3/8s, 2008                                                            1,155,905
        705,000  Bunge Ltd. Finance Corp. notes 5 7/8s, 2013                                        714,737
      2,345,000  Kennametal, Inc. sr. notes 7.2s, 2012                                            2,500,075
        380,000  Litton Industries, Inc. sr. notes 8s, 2009                                         437,897
      1,680,000  Lockheed Martin Corp. bonds 8 1/2s, 2029                                         2,136,836
      1,900,000  Northrop Grumman Corp. company guaranty
                 7 1/8s, 2011                                                                     2,137,173
        235,000  Raytheon Co. bonds 5 3/8s, 2013                                                    237,283
        825,000  Raytheon Co. debs. 7s, 2028                                                        890,781
      3,120,000  Raytheon Co. debs. 6s, 2010                                                      3,336,375
      1,410,000  Raytheon Co. notes 8.3s, 2010                                                    1,663,318
      1,105,000  Raytheon Co. notes 4.85s, 2011                                                   1,105,619
      1,135,000  Sealed Air Corp. 144A bonds 6 7/8s, 2033                                         1,158,718
      1,315,000  Sealed Air Corp. 144A notes 5 5/8s, 2013                                         1,309,932
      1,640,000  Waste Management, Inc. sr. notes 7 3/8s, 2010                                    1,856,651
                                                                                              -------------
                                                                                                 23,930,116
Communication Services (2.0%)
-----------------------------------------------------------------------------------------------------------
      1,135,000  Ameritech Capital Funding company
                 guaranty 6 1/4s, 2009                                                            1,214,195
      1,265,000  AT&T Wireless Services, Inc. sr. notes 8
                 3/4s, 2031                                                                       1,574,559
      3,665,000  AT&T Wireless Services, Inc. sr. notes 7
                 7/8s, 2011 (S)                                                                   4,212,338
      1,800,000  Bellsouth Capital Funding notes 7 3/4s, 2010                                     2,062,541
      1,920,000  Cingular Wireless, LLC sr. notes 5 5/8s, 2006                                    2,010,459
      2,165,000  Deutsche Telekom International Finance
                 BV bonds 8 1/2s, 2010 (Netherlands)                                              2,553,524
      2,915,000  Deutsche Telekom International Finance
                 BV company guaranty 8 3/4s, 2030 (Netherlands)                                   3,609,382
      1,075,000  France Telecom notes 9 1/2s, 2031 (France)                                       1,368,734
      3,935,000  France Telecom notes 7 3/4s, 2011 (France)                                       4,591,232
      1,450,000  Koninklijke (Royal) KPN NV sr. unsub.
                 notes 8 3/8s, 2030 (Netherlands)                                                 1,784,247
      3,550,000  Sprint Capital Corp. company guaranty 7
                 5/8s, 2011                                                                       3,986,611
      2,990,000  Sprint Capital Corp. company guaranty 6
                 7/8s, 2028                                                                       2,975,594
      1,810,000  Telecom Italia Capital 144A company
                 guaranty 6 3/8s, 2033 (Luxembourg) (S)                                           1,781,478
      1,575,000  Telecom Italia Capital 144A company
                 guaranty 5 1/4s, 2013 (Luxembourg)                                               1,544,459
      2,165,000  Telecom Italia Capital 144A company
                 guaranty 4s, 2008 (Luxembourg)                                                   2,139,654
      2,975,000  Telefonica Europe BV company guaranty 7
                 3/4s, 2010 (Netherlands)                                                         3,437,416
      1,030,000  United States Cellular Corp. notes 6.7s, 2033                                      987,275
      1,785,000  Verizon Global Funding Corp. notes 7
                 1/4s, 2010                                                                       2,009,994
      2,910,000  Verizon New England Inc. sr. notes 6
                 1/2s, 2011                                                                       3,136,657
      1,420,000  Verizon Virginia Inc. debs. Ser. A, 4
                 5/8s, 2013                                                                       1,342,235
      2,950,000  Verizon Wireless, Inc. notes 5 3/8s, 2006                                        3,091,654
        895,000  Vodafone Group PLC notes 7 7/8s, 2030 (United Kingdom)                           1,074,747
      1,385,000  Vodafone Group PLC notes 7 3/4s, 2010 (United Kingdom)                           1,597,194
                                                                                              -------------
                                                                                                 54,086,179
Conglomerates (0.2%)
-----------------------------------------------------------------------------------------------------------
      2,285,000  Textron Financial Corp. notes 6s, 2009                                           2,476,666
      1,670,000  Tyco International Group SA company
                 guaranty 7s, 2028 (Luxembourg)                                                   1,793,705
      2,467,000  Tyco International Group SA company
                 guaranty 6 3/4s, 2011 (Luxembourg)                                               2,705,080
                                                                                              -------------
                                                                                                  6,975,451
Consumer Cyclicals (2.0%)
-----------------------------------------------------------------------------------------------------------
      1,770,000  Cendant Corp. notes 6 1/4s, 2010                                                 1,907,187
      2,150,000  Cendant Corp. sr. notes 7 3/8s, 2013                                             2,425,790
      2,144,000  D.R. Horton, Inc. company guaranty 8s, 2009                                      2,390,560
      1,335,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                         1,299,956
      4,365,000  DaimlerChrysler NA Holding Corp. company
                 guaranty 7.2s, 2009                                                              4,795,970
      4,980,000  DaimlerChrysler NA Holding Corp. company
                 guaranty Ser. D, 3.4s, 2004                                                      5,003,942
      1,040,000  Federated Department Stores, Inc. sr.
                 notes 6 5/8s, 2011                                                               1,138,697
      2,875,000  Ford Motor Co. debs. 9.98s, 2047                                                 3,399,268
      5,185,000  Ford Motor Credit Corp. notes 7 3/8s, 2009                                       5,562,935
      1,115,000  Ford Motor Credit Corp. notes 6 1/2s, 2007                                       1,174,777
      2,265,000  General Motors Acceptance Corp. bonds
                 8s, 2031                                                                         2,299,967
        630,000  General Motors Acceptance Corp. notes 6
                 7/8s, 2012                                                                         641,341
      1,105,000  GTECH Holdings Corp. notes 4 3/4s, 2010                                          1,091,983
      1,215,000  Hilton Hotels Corp. notes 8 1/4s, 2011                                           1,369,913
        680,000  Hilton Hotels Corp. notes 7 5/8s, 2012                                             750,550
      4,320,000  JC Penney Co., Inc. notes 7.6s, 2007                                             4,665,600
      2,449,000  K. Hovnanian Enterprises, Inc. sr. notes
                 6 1/2s, 2014                                                                     2,320,428
        914,000  Lear Corp. company guaranty Ser. B,
                 8.11s, 2009                                                                      1,046,381
      1,570,000  Lennar Corp. company guaranty Ser. B,
                 9.95s, 2010                                                                      1,744,663
        705,000  May Department Stores Co. 144A notes 5
                 3/4s, 2014                                                                         707,178
        945,000  Nordstrom, Inc. debs. 6.95s, 2028                                                1,002,993
        465,000  Park Place Entertainment Corp. sr. notes
                 7 1/2s, 2009                                                                       506,850
        815,000  Park Place Entertainment Corp. sr. sub.
                 notes 9 3/8s, 2007                                                                 893,444
        195,000  PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                       190,125
      3,200,000  Pulte Homes, Inc. company guaranty 7
                 7/8s, 2011                                                                       3,635,862
      1,570,000  RadioShack Corp. notes 7 3/8s, 2011                                              1,782,231
      1,095,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 3/8s, 2007                                               1,155,225
                                                                                              -------------
                                                                                                 54,903,816
Consumer Staples (2.3%)
-----------------------------------------------------------------------------------------------------------
      1,245,000  AOL Time Warner, Inc. bonds 7 5/8s, 2031                                         1,369,697
      1,915,000  Archer Daniels Midland Co. debs. 8 1/8s, 2012                                    2,315,130
        805,000  AT&T Broadband Corp. company guaranty 8
                 3/8s, 2013                                                                         954,361
      2,820,000  Cadbury Schweppes US Finance LLC 144A
                 notes 3 7/8s, 2008                                                               2,783,126
        450,000  Chancellor Media Corp. company guaranty
                 8s, 2008                                                                           505,703
      1,020,000  Clear Channel Communications, Inc. sr.
                 notes 5 3/4s, 2013                                                               1,029,738
        660,000  ConAgra Foods, Inc. notes 7 7/8s, 2010                                             769,596
        910,000  ConAgra Foods, Inc. notes 6 3/4s, 2011                                           1,004,532
      2,015,000  Cox Communications, Inc. notes 7 3/4s, 2010                                      2,299,331
      1,665,000  Cox Enterprises, Inc. 144A notes 8s, 2007                                        1,836,976
      1,057,297  CVS Corp. 144A pass-through certificates
                 6.117s, 2013                                                                     1,108,503
      1,110,000  Diageo PLC company guaranty 8s, 2022 (United Kingdom)                            1,380,020
      2,740,000  Fred Meyer, Inc. Holding Co. company
                 guaranty 7.45s, 2008                                                             3,045,617
        175,000  Grand Metro Investment Corp. company
                 guaranty 9s, 2011                                                                  223,532
      2,440,000  Hormel Foods Corp. notes 6 5/8s, 2011                                            2,696,751
      2,435,000  Johnson (SC) & Son, Inc. 144A bonds 5
                 3/4s, 2033                                                                       2,317,234
      4,795,000  Jones Intercable, Inc. sr. notes 7 5/8s, 2008                                    5,299,511
      7,015,000  Kraft Foods, Inc. notes 4 5/8s, 2006                                             7,192,978
        835,000  Liberty Media Corp. bonds 7 7/8s, 2009                                             935,506
      1,655,000  Liberty Media Corp. sr. notes 5.7s, 2013                                         1,628,401
      2,160,000  Miller Brewing Co. 144A notes 5 1/2s, 2013                                       2,186,224
        505,000  News America Holdings, Inc. company
                 guaranty 9 1/4s, 2013                                                              638,564
        900,000  News America Holdings, Inc. company
                 guaranty 7 3/8s, 2008                                                              992,944
        255,000  News America, Inc. company guaranty 4
                 3/4s, 2010                                                                         255,859
        845,000  News America, Inc. sr. notes 6 5/8s, 2008                                          916,419
      2,335,000  Rogers Cable Inc. sec. notes 6 1/4s,
                 2013 (Canada)                                                                    2,249,404
      2,290,000  TCI Communications, Inc. debs. 8 3/4s, 2015                                      2,787,374
      1,820,000  TCI Communications, Inc. debs. 7 7/8s, 2013                                      2,092,711
        795,000  Time Warner, Inc. debs. 9.15s, 2023                                                991,412
      3,795,000  Time Warner, Inc. debs. 9 1/8s, 2013                                             4,666,404
      1,215,000  Time Warner, Inc. notes 8.18s, 2007                                              1,359,091
        640,000  Tyson Foods, Inc. notes 8 1/4s, 2011                                               741,318
      1,815,000  USA Interactive notes 7s, 2013                                                   1,973,909
        765,000  Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                           930,326
                                                                                              -------------
                                                                                                 63,478,202
Energy (0.8%)
-----------------------------------------------------------------------------------------------------------
        960,000  Amerada Hess Corp. notes 7 3/8s, 2009                                            1,051,240
        390,000  Amerada Hess Corp. unsub notes 6.65s, 2011                                         418,235
      1,210,000  Anadarko Finance Co. company guaranty
                 Ser. B, 6 3/4s, 2011                                                             1,339,988
      2,435,000  Arch Western Finance, LLC 144A sr. notes
                 7 1/4s, 2013                                                                     2,471,525
        844,000  BRL Universal Equipment sec. notes 8
                 7/8s, 2008                                                                         900,970
      4,585,000  Conoco Funding Co. company guaranty
                 6.35s, 2011                                                                      5,015,165
      1,610,000  Kerr-McGee Corp. company guaranty 6
                 7/8s, 2011                                                                       1,749,038
      1,950,000  MidAmerican Energy Holdings Co. sr.
                 notes 4 5/8s, 2007                                                               1,978,166
        345,000  MidAmerican Energy Holdings Co. sr.
                 notes 3 1/2s, 2008                                                                 334,268
      3,120,000  Motiva Enterprises, LLC 144A sr. notes
                 5.2s, 2012                                                                       3,134,458
      1,100,000  Ocean Energy, Inc. company guaranty 7
                 1/4s, 2011                                                                       1,216,298
        940,000  Petro-Canada, Ltd. bonds 5.35s, 2033 (Canada)                                      815,443
        890,000  Phillips Petroleum Co. notes 8 3/4s, 2010                                        1,081,217
      1,420,000  Schlumberger Technology Corp. 144A notes
                 6 1/2s, 2012                                                                     1,558,159
        420,000  XTO Energy, Inc. sr. notes 7 1/2s, 2012                                            478,239
                                                                                              -------------
                                                                                                 23,542,409
Financial (6.6%)
-----------------------------------------------------------------------------------------------------------
      1,680,000  Ace INA Holdings, Inc. company guaranty
                 8.3s, 2006                                                                       1,840,652
      1,695,000  Allfirst Financial Inc. sub. notes 7.2s, 2007                                    1,856,794
      5,075,000  Archstone-Smith Operating Trust notes
                 5s, 2007 (R)                                                                     5,218,655
      4,265,000  Associates First Capital Corp. debs.
                 6.95s, 2018                                                                      4,766,180
      5,285,000  Associates First Capital Corp. sub.
                 debs. 8.15s, 2009                                                                6,130,912
      2,070,000  AXA Financial, Inc. sr. notes 7 3/4s, 2010                                       2,388,145
      2,415,000  Bank of America Corp. sub. notes 7 3/4s, 2015                                    2,828,769
      5,540,000  Bank of America Corp. sub. notes 7.4s, 2011                                      6,315,234
        735,000  Bank of New York Co., Inc. (The) sr.
                 sub. notes FRN 3.4s, 2013                                                          711,117
      1,697,000  Bank One Corp. sub. notes 7.6s, 2007                                             1,875,529
      7,560,000  Bank United Corp. notes Ser. A, 8s, 2009                                         8,738,974
      3,110,000  Bear Stearns Cos., Inc. (The) notes
                 7.8s, 2007 (S)                                                                   3,469,727
        250,000  Capital One Bank notes 6 1/2s, 2013                                                261,157
        735,000  Capital One Bank notes Ser. BKNT, 4
                 7/8s, 2008                                                                         748,627
        775,000  Capital One Bank sr. notes Ser. BKNT,
                 6.7s, 2008                                                                         837,342
      1,035,000  CenterPoint Properties Trust notes Ser.
                 MTN, 4 3/4s, 2010                                                                1,020,634
        155,000  CIT Group, Inc. sr. notes 7 3/4s, 2012                                             178,235
      2,965,000  CIT Group, Inc. sr. notes 5s, 2014                                               2,846,450
      1,610,000  CIT Group, Inc. sr. notes Ser. MTN, 6
                 7/8s, 2009                                                                       1,775,685
      3,430,000  Citigroup, Inc. debs. 6 5/8s, 2028                                               3,643,013
      3,710,000  Citigroup, Inc. sub. notes 7 1/4s, 2010                                          4,216,812
        870,000  Colonial Properties Trust notes 6 1/4s, 2014                                       886,417
      2,090,000  Countrywide Home Loans, Inc. company
                 guaranty Ser. K, 5 5/8s, 2007                                                    2,194,579
      2,240,000  Countrywide Home Loans, Inc. company
                 guaranty Ser. MTNL, 4s, 2011                                                     2,113,624
        490,000  Credit Suisse First Boston USA, Inc.
                 notes 6 1/8s, 2011                                                                 520,614
      2,110,000  Developers Diversified Realty Corp.
                 notes 4 5/8s, 2010                                                               2,064,010
      2,400,000  Equity One, Inc. company guaranty 3
                 7/8s, 2009                                                                       2,295,686
      4,955,000  First Chicago NBD Corp. sub. notes 6
                 3/8s, 2009                                                                       5,463,919
      6,370,000  First Union National Bank sub. notes
                 7.8s, 2010                                                                       7,405,686
      5,215,000  Franchise Finance Corp. of America sr.
                 notes 8 3/4s, 2010 (R)                                                           6,438,137
      2,165,000  Fund American Cos. Inc. notes 5 7/8s, 2013                                       2,174,558
      1,000,000  General Electric Capital Corp. notes
                 Ser. A, 6 3/4s, 2032                                                             1,091,874
      1,190,000  General Electric Capital Corp. notes
                 Ser. A, 6s, 2012                                                                 1,270,471
        280,000  General Electric Capital Corp. notes
                 Ser. MTNA, 6 1/8s, 2011                                                            301,786
      1,150,000  Goldman Sachs Group, Inc. (The) notes 4
                 3/4s, 2013                                                                       1,092,886
        790,000  Greenpoint Capital Trust I company
                 guaranty 9.1s, 2027                                                                893,484
      1,300,000  Hartford Financial Services Group, Inc.
                 (The) sr. notes 7.9s, 2010                                                       1,515,097
      1,310,000  Heller Financial, Inc. notes 7 3/8s, 2009                                        1,495,247
        880,000  Heritage Property Investment Trust 144A
                 notes 5 1/8s, 2014                                                                 832,657
      2,585,000  Hospitality Properties Trust notes 6
                 3/4s, 2013 (R)                                                                   2,708,726
      4,090,000  Household Finance Corp. notes 8s, 2010                                           4,769,603
      6,135,000  Household Finance Corp. notes 7s, 2012                                           6,837,439
      3,430,000  Household Finance Corp. notes 6 3/4s, 2011                                       3,778,539
        710,000  HRPT Properties Trust bonds 5 3/4s, 2014 (R)                                       694,796
        660,000  HRPT Properties Trust notes 6 1/4s, 2016 (R)                                       663,233
      2,440,000  International Lease Finance Corp. notes
                 4.35s, 2008                                                                      2,451,691
        305,000  iStar Financial, Inc. sr. notes 8 3/4s,
                 2008 (R)                                                                           343,125
      1,645,000  iStar Financial, Inc. sr. notes 7s, 2008 (R)                                     1,743,700
        550,000  iStar Financial, Inc. sr. notes 6s, 2010 (R)                                       551,375
      2,610,000  John Hancock Financial Services, Inc.
                 sr. notes 5 5/8s, 2008                                                           2,759,282
      1,090,000  John Hancock Global Funding II 144A
                 notes 7.9s, 2010                                                                 1,270,423
      5,545,000  JPMorgan Chase & Co. sub. notes 5 3/4s, 2013                                     5,702,057
      1,880,000  Kimco Realty Corp. notes Ser. MTNC,
                 5.19s, 2013                                                                      1,850,484
        955,000  Merrill Lynch & Co., Inc. notes Ser. B,
                 4 3/4s, 2009                                                                       966,936
        665,000  Metlife, Inc. sr. notes 6 1/8s, 2011                                               711,139
      2,140,000  Morgan Stanley Tracers notes 4 1/4s, 2010                                        2,094,707
        105,000  National City Bank bonds 4 5/8s, 2013                                              100,733
      2,410,000  National City Bank sub. notes Ser. BKNT,
                 6 1/4s, 2011                                                                     2,651,523
        815,000  Nationwide Financial Services, Inc.
                 notes 5 5/8s, 2015                                                                 821,589
      3,590,000  Nordea Bank Finland PLC sub. notes 6
                 1/2s, 2009 (Finland)                                                             3,925,758
        965,000  OneAmerica Financial Partners, Inc. 144A
                 bonds 7s, 2033                                                                     963,668
      3,155,000  PNC Funding Corp. bonds 5 1/4s, 2015                                             3,076,147
      1,580,000  Popular North America, Inc. sub. notes 3
                 7/8s, 2008                                                                       1,554,282
      2,660,000  Principal Life Global Funding I 144A
                 sec. notes 5 1/4s, 2013                                                          2,664,182
      1,435,000  Protective Life Corp. notes 4.3s, 2013                                           1,347,781
      2,245,000  Prudential Financial, Inc. notes Ser.
                 MTNB, 4 1/2s, 2013                                                               2,107,823
        595,000  Rouse Co. (The) notes 5 3/8s, 2013                                                 582,864
        655,000  Rouse Co. (The) notes 3 5/8s, 2009                                                 627,385
        490,000  Royal Bank of Scotland Group PLC FRB
                 7.648s, 2049 (United Kingdom)                                                      557,485
      2,645,000  Sovereign Bancorp, Inc. sr. notes 10
                 1/2s, 2006                                                                       3,025,457
      2,445,000  St. Paul Co., Inc. (The) sr. notes 5
                 3/4s, 2007                                                                       2,563,962
      1,490,000  Steers Delaware Business Trust 144A
                 notes 5.565s, 2005                                                               1,564,500
      2,080,000  Suncorp-Metway, Ltd. 144A FRB 3 1/2s,
                 2013 (Australia)                                                                 2,013,774
      1,000,000  Tanger Properties, Ltd. company guaranty
                 7 7/8s, 2004                                                                     1,006,191
        995,000  Travelers Property Casualty Corp. sr.
                 notes 3 3/4s, 2008                                                                 990,151
      5,000,000  UBS AG/Jersey Branch FRN 4.55s, 2008
                 (United Kingdom)                                                                 5,100,000
        700,000  Vornado Realty Trust notes 4 3/4s, 2010                                            684,592
        700,000  Wachovia Corp. sub. notes 5 1/4s, 2014                                             691,789
        990,000  XL Capital Europe PLC company guaranty 6
                 1/2s, 2012 (United Kingdom)                                                      1,066,786
                                                                                              -------------
                                                                                                181,305,052
Health Care (0.3%)
-----------------------------------------------------------------------------------------------------------
      3,660,000  American Home Products Corp. notes
                 6.95s, 2011                                                                      3,928,728
      1,320,000  Bayer Corp. 144A FRB 6.2s, 2008                                                  1,411,133
      1,575,000  HCA, Inc. sr. notes 7 7/8s, 2011                                                 1,744,180
      1,130,000  Hospira, Inc. 144A notes 4.95s, 2009                                             1,142,579
                                                                                              -------------
                                                                                                  8,226,620
Technology (0.1%)
-----------------------------------------------------------------------------------------------------------
        590,000  Computer Associates International, Inc.
                 sr. notes Ser. B, 6 3/8s, 2005                                                     605,635
      1,085,000  Fiserv, Inc. notes 4s, 2008                                                      1,084,003
        835,000  Jabil Circuit, Inc. sr. notes 5 7/8s, 2010                                         864,193
        630,000  Motorola, Inc. notes 7 5/8s, 2010                                                  717,184
        915,000  SunGard Data Systems, Inc. bonds 4 7/8s, 2014                                      876,522
                                                                                              -------------
                                                                                                  4,147,537
Transportation (0.5%)
-----------------------------------------------------------------------------------------------------------
      2,230,415  Continental Airlines, Inc. pass-through
                 certificates Ser. 97-4A, 6.9s, 2018                                              2,107,742
        617,512  Continental Airlines, Inc. pass-through
                 certificates Ser. 98-1A, 6.648s, 2017                                              574,286
      1,275,000  CSX Corp. notes 6 3/4s, 2011                                                     1,392,166
        495,000  CSX Corp. notes 6 1/4s, 2008                                                       530,885
      1,670,000  FedEx Corp. 144A notes 2.65s, 2007                                               1,629,821
      3,010,000  Norfolk Southern Corp. notes 7.05s, 2037                                         3,252,371
        155,000  Norfolk Southern Corp. sr. notes 6 3/4s, 2011                                      170,633
        151,549  Northwest Airlines Corp. pass-through
                 certificates Ser. 99-2A, 7.575s, 2019                                              151,603
      2,855,000  Union Pacific Corp. notes 6.65s, 2011                                            3,136,400
                                                                                              -------------
                                                                                                 12,945,907
Utilities & Power (2.6%)
-----------------------------------------------------------------------------------------------------------
        875,000  AEP Texas Central Co. sr. notes Ser. D,
                 5 1/2s, 2013                                                                       884,713
        470,000  American Electric Power Co., Inc. notes
                 Ser. A, 6 1/8s, 2006                                                               493,649
        695,000  American Electric Power Co., Inc. sr.
                 notes Ser. C, 5 3/8s, 2010                                                         715,456
        710,000  Appalachian Power Co. notes 3.6s, 2008                                             694,951
      5,760,000  Arizona Public Services Co. sr. notes 6
                 3/4s, 2006                                                                       6,157,221
        380,000  Carolina Power & Light Co. 1st mtge. 6
                 1/8s, 2033                                                                         378,434
        440,000  CenterPoint Energy Resources Corp. debs.
                 8.9s, 2006                                                                         493,356
      1,735,000  CenterPoint Energy Resources Corp. notes
                 7 3/4s, 2011                                                                     1,977,709
      1,670,000  Cleveland Electric Illuminating Co.
                 (The) 144A sr. notes 5.65s, 2013                                                 1,668,839
      3,185,000  Consumers Energy Co. 1st mtge. Ser. B, 5
                 3/8s, 2013                                                                       3,169,225
        970,000  Consumers Energy Co. bonds 6 1/4s, 2006                                          1,018,956
      1,035,000  Dayton Power & Light Co. (The) 144A 1st
                 mtge. 5 1/8s, 2013                                                               1,001,610
        325,000  Dominion Resources, Inc. sr. notes 8
                 1/8s, 2010                                                                         378,443
      2,835,000  Dominion Resources, Inc. unsub. notes
                 5.7s, 2012                                                                       2,913,368
      2,035,000  Duke Capital Corp. sr. notes Ser. A, 6
                 1/4s, 2005                                                                       2,100,338
      2,970,000  Duke Energy Field Services, LLC notes 7
                 7/8s, 2010                                                                       3,420,614
      2,555,000  Exelon Generation Co., LLC sr. notes
                 6.95s, 2011 (S)                                                                  2,821,599
      1,285,000  Florida Power & Light Co. 1st mtge.
                 5.95s, 2033                                                                      1,289,312
        825,000  Florida Power & Light Co. 1st mtge. 5
                 5/8s, 2034                                                                         790,547
        680,000  Indianapolis Power & Light 144A 1st
                 mtge. 6.3s, 2013                                                                   706,897
      2,095,000  Kinder Morgan, Inc. sr. notes 6 1/2s, 2012                                       2,233,021
      2,940,000  Monongahela Power Co. 1st mtge. 5s, 2006                                         3,005,253
        980,000  National Fuel Gas Co. notes 5 1/4s, 2013                                           974,341
      1,630,000  Nevada Power Co. 2nd mtge. 9s, 2013                                              1,817,450
      1,760,000  NiSource Finance Corp. company guaranty
                 7 7/8s, 2010                                                                     2,038,353
      2,635,000  Northern States Power Co. mtge. Ser. B,
                 8s, 2012                                                                         3,159,283
        490,000  Oncor Electric Delivery Co. sec. notes 7
                 1/4s, 2033                                                                         552,270
      2,405,000  Oncor Electric Delivery Co. sec. notes 6
                 3/8s, 2012                                                                       2,601,113
      1,325,000  Pacific Gas & Electric Co. 1st mtge.
                 6.05s, 2034                                                                      1,274,497
        715,000  Pacific Gas & Electric Co. 1st mtge.
                 4.8s, 2014                                                                         685,368
        490,000  Pacific Gas & Electric Co. 1st. mtge.
                 4.2s, 2011                                                                         470,393
      1,570,000  PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013                                    1,606,575
        735,000  Panhandle Eastern Pipe Line sr. notes
                 4.8s, 2008                                                                         736,562
      1,080,000  Pepco Holdings, Inc. notes 5 1/2s, 2007                                          1,117,805
        955,000  Potomac Edison Co. 1st mtge. 8s, 2024                                              960,836
      1,794,285  Power Receivable Finance LLC 144A sr.
                 notes 6.29s, 2012                                                                1,836,469
        790,000  PP&L Capital Funding, Inc. company
                 guaranty Ser. D, 8 3/8s, 2007                                                      882,449
      1,395,000  Progress Energy, Inc. sr. notes 6.05s, 2007                                      1,472,965
        785,000  Public Service Company of New Mexico sr.
                 notes 4.4s, 2008                                                                   783,773
      1,780,000  Public Service Electric & Gas Co. 1st
                 mtge. FRN 6 3/8s, 2008                                                           1,913,831
      1,605,000  Public Services Co. of Colorado sr.
                 notes Ser. A, 6 7/8s, 2009                                                       1,780,508
        785,000  Rochester Gas & Electric notes 6 3/8s, 2033                                        802,656
      1,010,000  Southern California Edison Co. 1st mtge.
                 6s, 2034                                                                           990,134
      1,285,000  Southern California Edison Co. 1st mtge.
                 5s, 2014                                                                         1,269,174
        875,000  Tampa Electric Co. notes 6 7/8s, 2012                                              958,142
         95,000  Westar Energy, Inc. 1st mtge. 6s, 2014                                              98,395
        990,000  Western Energy, Inc. sr. notes Ser. *, 7
                 1/8s, 2009                                                                       1,073,245
        840,000  Western Resources, Inc. 1st mtge. 7
                 7/8s, 2007                                                                         925,810
      1,098,000  Western Resources, Inc. sr. notes 9
                 3/4s, 2007                                                                       1,250,887
        235,965  York Power Funding 144A notes 12s, 2007
                 (Cayman Islands) (In default) (NON)                                                     24
                                                                                              -------------
                                                                                                 72,346,819
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $522,542,136)                          $533,025,734

Collateralized mortgage obligations (15.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $176,501,539 Banc of America Large Loan 144A Ser.
                 03-BBA2, Class X1A, IO, 0.81s, 2015                                             $1,413,391
     10,427,153  Bayview Commercial Asset Trust 144A Ser.
                 04-2, IO, 0.72s, 2034                                                              827,916
      2,509,000  Bear Stearns Alternate Trust Ser. 04-9,
                 Class 1A1, 5.16s, 2007                                                           2,556,044
                 Bear Stearns Commercial Mortgage
                 Securitization Corp. 144A
      1,400,000  Ser. 04-ESA, Class K, 3.88s, 2016                                                1,400,000
      1,034,000  Ser. 04-HS2A, Class G, 2.78s, 2016                                               1,034,000
      4,566,585  Chase Commercial Mortgage Securities
                 Corp. Ser. 00-1, Class A1, 7.656s, 2032                                          4,661,663
      7,083,000  Commercial Mortgage Acceptance Corp.
                 Ser. 97-ML1, Class A3, 6.57s, 2030                                               7,562,209
     13,599,500  Criimi Mae Commercial Mortgage Trust
                 Ser. 98-C1, Class A2, 7s, 2011                                                  14,508,967
      7,975,000  Criimi Mae Commercial Mortgage Trust
                 144A Ser. 98-C1, Class B, 7s, 2033                                               8,269,403
      1,475,000  CS First Boston Mortgage Securities
                 Corp. 144A FRB Ser. 03-TF2A, Class L,
                 5.6s, 2014                                                                       1,464,610
      1,423,013  Deutsche Mortgage & Asset Receiving
                 Corp. Ser. 98-C1, Class X, IO, 1.104s, 2023                                         38,619
        575,367  DLJ Commercial Mortgage Corp. Ser.
                 98-CF2, Class B3, 6.04s, 2031                                                      567,186
      1,170,000  DLJ Mortgage Acceptance Corp. 144A Ser.
                 97-CF1, Class A3, 7.76s, 2030                                                    1,272,020
                 Fannie Mae
      5,395,148  Ser. 346, Class 2, IO, 5 1/2s, 2033                                              1,412,854
      4,332,721  Ser. 04-10, Class QC, 22.8s, 2031                                                5,171,340
      2,303,932  Ser. 02-36, Class SJ, 16 1/2s, 2029                                              2,524,832
      5,402,214  Ser. 04-4, Class QM, 11.3s, 2033                                                 5,246,057
     35,605,300  Ser. 329, Class 2, IO, 5 1/2s, 2033                                              8,912,469
      1,113,165  Ser. 04-T3, Class PT1, 10.368s, 2044                                             1,281,239
      1,780,803  Ser. 03-W6, Class PT1, 9.437s, 2042                                              2,022,080
      5,484,572  Ser. 04-W8, Class 3A, 7 1/2s, 2044                                               5,915,043
        882,559  Ser. 04-T3, Class 1A4, 7 1/2s, 2044                                                951,829
      3,519,027  Ser. 04-W9, Class 2A3, 7 1/2s, 2044                                              3,795,227
        541,847  Ser. 02-T18, Class A4, 7 1/2s, 2042                                                584,375
      6,002,000  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                              6,473,083
      6,564,869  Ser. 02-T16, Class A3, 7 1/2s, 2042                                              7,080,130
     11,343,922  Ser. 02-T19, Class A3, 7 1/2s, 2042                                             12,234,279
      3,259,910  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                              3,515,772
        494,541  Ser. 02-T12, Class A3, 7 1/2s, 2042                                                533,356
      8,022,192  Ser. 02-W4, Class A5, 7 1/2s, 2042                                               8,651,834
        264,345  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                 285,093
        878,343  Ser. 02-14, Class A2, 7 1/2s, 2042                                                 947,283
      6,611,952  Ser. 01-T10, Class A2, 7 1/2s, 2041                                              7,130,908
        442,969  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                 477,737
     11,392,299  Ser. 02-T6, Class A2, 7 1/2s, 2041                                              12,286,453
      4,082,940  Ser. 01-T12, Class A2, 7 1/2s, 2041                                              4,403,400
      1,627,033  Ser. 01-T8, Class A1, 7 1/2s, 2041                                               1,754,735
     10,147,184  Ser. 01-T7, Class A1, 7 1/2s, 2041                                              10,943,612
        546,384  Ser. 01-T3, Class A1, 7 1/2s, 2040                                                 589,268
      1,888,269  Ser. 01-T1, Class A1, 7 1/2s, 2040                                               2,036,475
        657,926  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                 709,565
      1,059,898  Ser. 02-T1, Class A3, 7 1/2s, 2031                                               1,143,087
      4,707,289  Ser. 00-T6, Class A1, 7 1/2s, 2030                                               5,076,753
        138,735  Ser. 01-T5, Class A3, 7 1/2s, 2030                                                 149,624
      2,134,122  Ser. 02-W7, Class A5, 7 1/2s, 2029                                               2,301,625
     13,166,282  Ser. 01-T4, Class A1, 7 1/2s, 2028                                              14,199,672
      3,120,659  Ser. 02-W3, Class A5, 7 1/2s, 2028                                               3,365,592
     75,819,551  Ser. 03-18, Class X1, IO, 0.649s, 2042                                           1,362,386
     59,035,586  Ser. 03-W6, Class 3, IO, 0.367s, 2042                                              615,317
      1,601,707  Ser. 03, Class PK, IO, 5 1/2s, 2026                                                118,126
     31,358,472  Ser. 03-W6, Class 21, IO, 1.416s, 2042                                             236,517
      8,212,567  Ser. 03-16, Class IC, IO, 5s, 2015                                               1,573,015
      4,116,829  Ser. 03-17, IO, 5 1/2s, 2025                                                       347,357
     13,146,181  Ser. 03-W12, Class 2, IO, 2.228s, 2043                                             839,969
     62,912,060  Ser. 03-W6, Class 23, IO, 0.352s, 2042                                             631,604
     92,731,132  Ser. 03-W2, Class 1, IO, 0.471s, 2042                                            1,231,327
        830,454  Ser. 01-50, Class B1, IO, 0.484s, 2041                                              10,270
      8,014,674  Ser. 343, Class 29, IO, 5s, 2033                                                 1,358,737
     48,800,048  Ser. 03-49, Class SV, IO, 1s, 2033                                               1,776,625
     20,812,382  Ser. 03-W10, Class 3, IO, 2.003s, 2043                                           1,209,720
     54,390,938  Ser. 03-W10, Class 1, IO, 2.016s, 2043                                           3,161,473
     33,870,309  Ser. 03-W6, Class 11, IO, 1.804s, 2042                                             518,884
     41,159,268  Ser. 03-W6, Class 51, IO, 0.672s, 2042                                             768,615
     58,603,452  Ser. 03-W3, Class 2IO1, IO, 0.674s, 2042                                         1,213,694
     29,217,186  Ser. 03-W3, Class 2IO2, IO, 1.698s, 2042                                           448,256
     19,043,909  Ser. 02-T4, IO, 0.45s, 2041                                                        218,647
     58,631,240  Ser. 02-T1, IO, 0.422s, 2031                                                       633,350
      4,991,982  Ser. 02-36, Class QH, IO, 6.6s, 2029                                               312,980
      7,500,599  Ser. 03-42, Class JI, IO, 5 1/2s, 2028                                             600,397
     11,830,293  Ser. 03-54, Class IY, IO, 5 1/2s, 2026                                           1,419,635
     77,396,148  Ser. 01-T12, Class IO, 0.572s, 2041                                              1,191,211
     13,597,010  Ser. 348, Class 4, IO, 5s, 2034                                                  3,477,860
     21,470,790  Ser. 345, Class 3, IO, 5s, 2033                                                  5,797,113
     15,996,950  Ser. 03-31, Class IM, IO, 5.75s, 2032                                            1,952,124
     10,791,951  Ser. 03-8, Class IP, IO, 5 1/2s, 2028                                            1,056,532
      6,914,000  Ser. 03-6, Class IB, IO, 5 1/2s, 2022                                              453,623
            722  Ser. 92-15, Class L, IO, 10.376s, 2022                                               8,866
        538,000  Ser. 03-29, Class IG, IO, 5 1/2s, 2031                                             177,708
     21,738,360  Ser. 03-118, Class SF, IO, 6.65s, 2033                                           3,182,834
     24,778,336  Ser. 03-W17, Class 12, IO, 1.162s, 2033                                            823,527
      2,070,348  Ser. 03-W10, Class 1A1, 1.701s, 2032                                             2,065,172
     68,626,890  Ser. 03-W8, Class 11, IO, 1.237s, 2042                                             611,224
      9,211,200  Ser. 339, Class 2, IO, 5s, 2033                                                  2,245,230
      8,167,571  Ser. 03-24, Class UI, IO, 5s, 2031                                               1,617,243
     58,325,551  Ser. 03-W3, Class 1, IO, 0.438s, 2042                                              713,076
    164,385,435  Ser. 03-T2, Class 2, IO, 1.10s, 2042                                             4,193,813
     40,035,037  Ser. 03-22, IO, 6s, 2033                                                         9,774,154
     11,537,256  Ser. 03-58, Class ID, IO, 6s, 2033                                               2,644,555
    100,336,822  Ser. 03-W8, Class 12, IO, 1.643s, 2042                                           4,878,267
                 Federal Home Loan Mortgage Corp.
                 Structured Pass-Through Securities
      3,839,613  Ser. T-58, Class 4A, 7 1/2s, 2043                                                4,140,975
            969  Ser. T-41, Class 3A, 7 1/2s, 2032                                                    1,045
      1,041,600  Ser. T-42, Class A5, 7 1/2s, 2042                                                1,123,353
     45,145,191  Ser. T-56, Class 2, IO, 0.062s, 2043                                               155,187
     38,829,512  Ser. T-56, Class 3, IO, 0.368s, 2043                                               497,503
     37,750,324  Ser. T-56, Class A, IO, 0.368s, 2043                                               943,758
     45,095,354  Ser. T-56, Class 1, IO, 0.272s, 2043                                               422,769
     17,122,000  FFCA Secured Lending Corp. 144A Ser.
                 00-1, Class A2, 7.77s, 2027                                                     19,090,284
      6,497,004  First Chicago Lennar Trust 144A Ser.
                 97-CHL1, Class D, 7.867s, 2039                                                   6,688,868
     45,573,638  First Union National Bank-Bank of
                 America Commercial Mortgage 144A Ser.
                 01-C1, Class 3, IO, 1.76s, 2033                                                  4,025,078
     11,049,040  First Union-Lehman Brothers Commercial
                 Mortgage Trust II Ser. 97-C1, Class A3,
                 7.38s, 2029                                                                     11,906,636
                 Freddie Mac
      7,897,993  Ser. 2763, Class SC, 23.08s, 2032                                                9,418,048
     11,299,541  Ser. 2437, Class SB, IO, 6.4s, 2032                                              1,172,327
      8,946,516  Ser. 2702, Class DI, IO, 5 1/2s, 2024                                              954,182
     10,263,738  Ser. 2553, Class IJ, IO, 5 1/2s, 2020                                              578,938
     11,993,800  Ser. 2581, Class IE, IO, 5 1/2s, 2025                                            2,075,650
      9,226,939  Ser. 2596, Class IL, IO, 5s, 2030                                                1,651,766
      5,718,574  Ser. 2626, Class JS, IO, 5s, 2023                                                  483,398
      9,344,381  Ser. 2469, Class SH, IO, 5.9s, 2032                                                887,716
      3,178,415  Ser. 2696, PO, zero %, 2033                                                      1,847,886
      1,190,642  G-Force FRB Ser. 01-1A, Class A, 2.2s,
                 2033 (Cayman Islands)                                                            1,192,745
                 G-Force CDO, Ltd. 144A
        942,000  Ser. 02-1A, Class E, 8 1/4s, 2037                                                  953,039
        416,000  Ser. 02-1A, Class D, 7.61s, 2037                                                   444,405
      5,017,647  General Growth Properties-Mall
                 Properties Trust FRB Ser. 01-C1A, Class
                 D3, 3.85s, 2014                                                                  5,023,919
                 GMAC Commercial Mortgage Securities, Inc.
      8,046,004  Ser. 97-C2, Class A2, 6.55s, 2029                                                8,043,667
        845,985  Ser. 01-C2, Class A1, 6 1/4s, 2034                                                 892,430
      2,095,341  GMAC Commercial Mortgage Securities,
                 Inc. 144A Ser. 99-C3, Class G, 6.974s,
                 2036                                                                             1,541,819
                 Government National Mortgage Association
      5,564,345  Ser. 03-114, Class SP, 15.78s, 2027                                              6,050,485
        383,520  Ser. 99-31, Class MP, PO, zero %, 2029                                             336,005
      2,443,755  Ser. 98-2, Class EA, PO, zero %, 2028                                            2,023,734
        748,000  GS Mortgage Securities Corp. II 144A FRB
                 Ser. 03-FL6A, Class L, 4.85s, 2015                                                 748,935
                 LB Commercial Conduit Mortgage Trust 144A
        926,463  Ser. 99-C1, Class F, 6.41s, 2031                                                   911,815
      1,983,554  Ser. 99-C1, Class G, 6.41s, 2031                                                 1,520,856
      2,648,689  Lehman Brothers Floating Rate Commercial
                 Mortgage Trust 144A FRB Ser. 03-C4,
                 Class A, 2.169s, 2015                                                            2,652,000
                 Merrill Lynch Mortgage Investors, Inc.
        316,083  Ser. 96-C2, Class A3, 6.96s, 2028                                                  334,702
      6,355,093  Ser. 96-C2, Class JS, IO, 3.459s, 2028                                             367,147
      4,231,018  Mezz Cap Commercial Mortgage Trust 144A
                 Ser. 04-C1, Class X, IO, 8.056s, 2037                                            1,960,151
                 Morgan Stanley Capital I 144A
      1,400,000  Ser. 96-C1, Class E, 7.45s, 2028                                                 1,473,391
      1,350,000  Ser. 04-RR, Class F5, 6s, 2039                                                   1,151,142
      2,030,000  Ser. 04-RR, Class F6, 6s, 2039                                                   1,663,681
      2,066,599  Morgan Stanley Dean Witter Capital I
                 Ser. 00-LIF2, Class A1, 6.96s, 2008                                              2,218,195
                 Morgan Stanley Dean Witter Capital I 144A
        799,016  FRB Ser. 01-XLF, Class D, 3.045s, 2013                                             799,236
        923,064  FRB Ser. 01-XLF, Class E, 2.995s, 2013                                             923,130
                 Mortgage Capital Funding, Inc. FRB
      3,211,000  Ser. 98-MC3, Class E, 7.482s, 2031                                               3,473,273
      1,389,000  Ser. 98-MC2, Class E, 7.288s, 2030                                               1,501,908
                 Salomon Brothers Mortgage Securities VII
      3,380,000  Ser. 96-C1, Class E, 8.42s, 2028                                                 3,585,490
          2,827  Ser. 00-C2, Class A1, 7.298s, 2033                                                   2,900
     21,406,802  Salomon Brothers Mortgage Securities VII
                 144A Ser. 03-CDCA, Class X3CD, IO,
                 0.89s, 2015                                                                        297,426
      2,041,000  Starwood Asset Receivables Trust FRN
                 Ser. 02-1A, Class F, 2.797s, 2020                                                2,043,653
                 Starwood Asset Receivables Trust 144A
        989,086  FRB Ser. 03-1A, Class F, 2.55s, 2022                                               990,669
      1,252,238  FRB Ser. 03-1A, Class E, 2 1/2s, 2022                                            1,254,241
                 STRIPS 144A
        993,000  Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)                                     860,832
        673,000  Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)                                     552,129
        443,000  Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)                                     384,524
     15,390,894  Structured Adjustable Rate Mortgage Loan
                 Ser. 04-6, Class 1A, 4.439s, 2034                                               15,602,519
      3,608,000  Structured Adjustable Rate Mortgage Loan
                 Trust Ser. 04-10, Class 1A1, 4.977s, 2034                                        3,675,650
                 Structured Asset Securities Corp.
      3,297,308  Ser. 03-40A, Class 1A, 5.031s, 2034                                              3,373,043
      6,070,320  Ser. 03-26A, Class 2A, 4.603s, 2033                                              6,179,633
      2,723,295  Ser. 04-8, Class 1A1, 4.442s, 2034                                               2,764,889
     10,717,725  Ser. 98-RF3, Class A, IO, 6.1s, 2028                                             1,817,512
      1,213,542  TIAA Commercial Real Estate
                 Securitization Ser. 01-C1A, Class A1,
                 5.77s, 2016 (Cayman Islands)                                                     1,250,137
        973,000  Trizechahn Office Properties Trust 144A
                 Ser. 01-TZHA, Class D3, 6.943s, 2013                                             1,033,202
                                                                                              -------------
                 Total Collateralized mortgage obligations  (cost $420,717,329)                $419,089,368

Asset-backed securities (14.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $17,387,250  Aames Mortgage Trust Ser. 03-1, Class A,
                 IO, 6s, 2005                                                                      $756,095
         42,207  Aames Mortgage Trust 144A Ser. 03-1N,
                 Class A, 7 1/2s, 2033                                                               42,166
     10,219,000  Ace Securities Corp. Ser. 03-FM1, Class
                 A, IO, 4.5s, 2005                                                                  473,140
      3,154,380  Advanta Mortgage Loan Trust Ser. 00-1,
                 Class A4, 8.61s, 2028                                                            3,275,627
                 Aegis Asset Backed Securities Trust 144A
        767,893  Ser. 04-1N, Class Note, 5s, 2034                                                   767,053
      1,229,984  Ser. 04-2N, Class N1, 4 1/2s, 2034                                               1,225,372
     10,769,364  AFC Home Equity Loan Trust Ser. 99-2,
                 Class 1A, 1.86s, 2029                                                           10,769,364
     14,080,000  American Express Credit Account Master
                 Trust 144A Ser. 04-C, Class C, 1.88s, 2012                                      14,080,000
                 Ameriquest Mortgage Securities, Inc.
        725,000  Ser. 02-1, Class S, IO, 2.5s, 2032                                                   1,350
      8,843,166  Ser. 03-12, Class S, IO, 5s, 2006                                                  498,810
     12,874,740  Ser. 03-6, Class S, IO, 5s, 2033                                                   534,101
     11,035,416  Ser. 03-8, Class S, IO, 5s, 2006                                                   571,635
                 Amortizing Residential Collateral Trust
      7,296,273  Ser. 01-BC6, Class A, IO, 6s, 2004                                                 102,867
      6,440,000  Ser. 02-BC1, Class A, IO, 6s, 2005                                                 122,334
     10,432,777  Ser. 02-BC10, Class A, IO, 6s, 2004                                                250,300
     12,413,406  Ser. 02-BC3, Class A, IO, 6s, 2005                                                 419,337
     20,164,291  Ser. 02-BC6, Class A, IO, 6s, 2004                                                  83,810
     27,141,482  Ser. 02-BC7, Class AIO, IO, 6s, 2004                                               247,901
     41,998,268  Ser. 02-BC8, Class A, IO, 6s, 2004                                                 592,117
     12,504,510  Ser. 02-BC9, Class A, IO, 6s, 2004                                                 238,227
                 AQ Finance NIM Trust 144A
        589,733  Ser. 03-N7A, Class Note, 9.07s, 2033                                               592,313
        452,311  Ser. 03-N9A, Class Note, 7.385s, 2033                                              455,138
        282,795  Arc Net Interest Margin Trust Ser. 02-2,
                 Class A, 7 3/4s, 2032                                                              282,323
         11,480  Arc Net Interest Margin Trust 144A Ser.
                 02-8A, Class A1, 7 3/4s, 2032                                                       11,385
                 Arcap REIT, Inc. 144A
      1,993,000  Ser. 03-1A, Class E, 7.11s, 2038                                                 2,069,606
      1,469,204  Ser. 04-1A, Class E, 6.42s, 2039                                                 1,458,414
        392,442  Argent NIM Trust Ser. 03-N8, Class A,
                 5.56s, 2034                                                                        392,442
                 Argent NIM Trust 144A
        580,519  Ser. 03-N6, Class A, 6.4s, 2034                                                    580,519
      1,171,648  Ser. 04-WN2, Class A, 4.55s, 2034                                                1,167,254
        929,636  Ser. 04-WN4, Class A, 4.459s, 2034                                                 927,053
     33,157,357  Argent Securities, Inc. Ser. 03-W2,
                 Class A, IO, 1.24s, 2004                                                            30,836
                 Asset Backed Funding Corp. NIM Trust 144A
        668,554  Ser. 03-OPT1, Class Note, 6.9s, 2033                                               668,554
        487,903  Ser. 03-WF1, Class N1, 8.35s, 2032                                                 487,903
      1,686,574  Ser. 04-0PT1, Class N1, 4.55s, 2033                                              1,682,357
      2,264,940  Ser. 04-AHL1, Class Note, 5.6s, 2033                                             2,264,852
                 Asset Backed Securities Corp. Home
                 Equity Loan Trust
     51,925,000  Ser. 02-HE1, Class A, IO, 3.6s, 2032                                                 4,985
     30,551,841  Ser. 03-HE1, Class A, IO, 5s, 2033                                               1,203,315
     15,651,920  Ser. 03-HE5, Class A, IO, 4s, 2033                                                 611,881
      1,091,668  FRB Ser. 04-HE1, Class A3, 2s, 2034                                              1,092,223
      1,661,108  Aviation Capital Group Trust 144A FRB
                 Ser. 03-2A, Class G1, 2.3s, 2033                                                 1,667,337
      1,390,000  Bank One Issuance Trust FRB Ser. 03-C4,
                 Class C4, 2.63s, 2011                                                            1,413,518
                 Bayview Financial Acquisition Trust
      2,493,962  Ser. 02-CA, Class A, IO, 5.1s, 2004                                                 29,226
     15,902,563  Ser. 03-E, Class A, IO, 4s, 2006                                                   708,525
     95,865,118  Ser. 03-X, Class A, IO, 0.89s, 2006                                              1,617,724
      6,300,000  FRB Ser. 03-G, Class A1, 2.062s, 2039                                            6,300,000
      5,975,958  FRN Ser. 03-F, Class A, 1.962s, 2043                                             5,983,428
    186,856,632  Bayview Financial Asset Trust Ser. 03-Z,
                 Class A, IO, 0.62s, 2005                                                           745,272
                 Bayview Financial Asset Trust 144A
      2,863,557  FRB Ser. 03-SSRA, Class A, 2.15s, 2038                                           2,874,439
      3,270,312  FRB Ser. 03-SSRA, Class M, 2.8s, 2038                                            3,270,312
                 Bear Stearns Asset Backed Securities NIM
                 Trust 144A
      1,950,000  Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)                                 1,950,000
      1,325,942  Ser. 04-HE5N, Class A1, 5s, 2034 (Cayman Islands)                                1,324,077
        111,000  Ser. 04-HE5N, Class A2, 5s, 2034 (Cayman Islands)                                  110,688
      1,101,000  Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)                             1,101,000
                 Bear Stearns Asset Backed Securities, Inc.
     19,936,000  Ser. 03-AC1, Class A, IO, 0.623s, 2005                                             760,060
     17,501,000  Ser. 03-AC4, Class A, IO, 5s, 2006                                               1,017,246
      2,964,000  FRB Ser. 03-3, Class A2, 2.04s, 2043                                             2,964,000
      3,137,137  FRN Ser. 03-1, Class A1, 1.95s, 2042                                             3,137,137
        880,000  Capital One Multi-Asset Execution Trust
                 FRB Ser. 02-C1, Class C1, 4.35s, 2010                                              921,250
                 CARSSX Finance, Ltd. 144A
        430,000  FRB Ser. 04-AA, Class B3, 4.95s, 2011 (Cayman Islands)                             430,000
        550,000  FRB Ser. 04-AA, Class B4, 7.1s, 2011 (Cayman Islands)                              550,000
      4,870,000  CDO Repackaging Trust Series 144A FRB
                 Ser. 03-2, Class A, 5.23s, 2008                                                  4,991,750
     17,170,000  Centex Home Equity Ser. 04-C, Class A,
                 IO, 3.5s, 2006                                                                     563,391
      2,550,000  Chase Credit Card Master Trust FRB Ser.
                 03-3, Class C, 2.68s, 2010                                                       2,601,896
                 Chase Funding Net Interest Margin 144A
          8,104  Ser. 03-2A, Class Note, 8 3/4s, 2035                                                 8,104
        292,773  Ser. 03-3A, Class Note, 6 7/8s, 2036                                               292,773
         29,603  Ser. 03-4A, Class Note, 6 3/4s, 2036                                                29,603
        643,580  Ser. 03-C1A, Class Note, 6 3/4s, 2036                                              643,580
        199,450  Ser. 04-1A, Class Note, 3 3/4s, 2035                                               197,954
      1,390,000  Citibank Credit Card Issuance Trust FRN
                 Ser. 01-C1, Class C1, 2.68s, 2010                                                1,412,142
                 Conseco Finance Securitizations Corp.
      8,500,000  Ser. 00-2, Class A5, 8.85s, 2029                                                 7,084,219
      8,633,000  Ser. 00-4, Class A6, 8.31s, 2032                                                 7,385,088
     10,707,000  Ser. 01-04, Class A4, 7.36s, 2033                                               10,462,977
        281,000  Ser. 01-1, Class A5, 6.99s, 2032                                                   255,926
      6,800,000  Ser. 01-3, Class A4, 6.91s, 2033                                                 6,279,004
      4,730,000  Ser. 01-4, Class B1, 9.4s, 2010                                                    709,500
     11,764,368  Ser. 02-1, Class A, 6.681s, 2033                                                12,066,820
      5,593,000  Ser. 02-1, Class M2, 9.546s, 2033                                                2,740,570
     12,193,203  Ser. 02-2, Class A, IO, 8.5s, 2010                                               3,450,494
     31,577,599  Conseco Recreational Enthusiast Consumer
                 Trust Ser. 01-A, Class AP, IO, 5s, 2025                                            296,893
      3,653,000  Consumer Credit Reference IDX Securities
                 FRB Ser. 02-1A, Class A, 3.55s, 2007                                             3,699,394
                 Countrywide Asset Backed Certificates 144A
        521,655  Ser. 03-5NF, Class NF, 6 3/4s, 2034                                                525,893
        364,214  Ser. 04-1NIM, Class Note, 6s, 2034                                                 366,035
      1,706,709  Ser. 04-BC1N, Class Note, 5 1/2s, 2035                                           1,701,375
        297,257  Credit-Based Asset Servicing and
                 Securitization 144A Ser. 03-CB2N, Class
                 Note, 8.35s, 2033                                                                  297,536
      2,157,000  Crest, Ltd. 144A Ser. 03-2A, Class D2,
                 6.723s, 2038                                                                     2,115,798
     22,170,000  Federal Home Loan Mortgage Corp.
                 Structured Pass-Through Securities Ser.
                 T-40, Class S, IO, 2.5s, 2004                                                       41,569
      1,306,666  Finance America NIM Trust 144A Ser.
                 04-1, Class A, 5 1/4s, 2034                                                      1,307,234
                 First Franklin Mortgage Loan Asset
                 Backed Certificates
     17,970,475  Ser. 03-FF3, Class A, IO, 6s, 2005                                                 519,703
     16,085,364  Ser. 03-FFB, Class A, IO, 6s, 2005                                                 712,615
        400,450  First Franklin NIM Trust Ser. 02-FF3,
                 Class Note, 7 3/4s, 2032                                                           396,195
                 First Franklin NIM Trust 144A
        576,828  Ser. 03-FF3A, Class A, 6 3/4s, 2033 (S)                                            574,589
      1,278,232  Ser. 04-FF1, Class N1, 4 1/2s, 2034                                              1,274,653
      1,784,570  First Plus Home Loan Trust Ser. 97-3,
                 Class B1, 7.79s, 2023                                                            1,785,686
        834,000  Fort Point CDO, Ltd. FRN Ser. 03-2A,
                 Class A2, 2.37s, 2038                                                              838,670
      2,600,000  Foxe Basin, Ltd. FRB Ser. 2003-1A, Class
                 A1, 2.02s, 2015                                                                  2,600,000
      1,011,000  Freddie Mac Ser. T-39, Class S, IO, 1.5, 2004                                        1,130
                 Fremont NIM Trust 144A
      2,048,171  Ser. 04-A, Class Note, 4 3/4s, 2034                                              2,042,027
      1,235,980  Ser. 04-B, Class Note, 4.703s, 2034                                              1,235,980
      1,241,000  G-Force CDO, Ltd. 144A Ser. 03-1A, Class
                 E, 6.58s, 2038                                                                   1,218,701
        417,000  G-Star, Ltd. 144A FRN Ser. 02-2A, Class
                 BFL, 3.45s, 2037                                                                   414,323
      1,000,000  GMAC Mortgage Corp. Ser. 02-HE2, Class
                 A, IO, 4.396s, 2027                                                                  5,938
        750,000  Goldentree Loan Opportunities II, Ltd.
                 144A FRN Ser. 2A, Class 4, 5.091s, 2015 (Cayman Islands)                           750,938
                 Granite Mortgages PLC
      2,130,000  FRB Ser. 04-1, Class 1C, 2.45s, 2044 (United Kingdom)                            2,135,991
      5,040,000  FRN Ser. 01-1, Class 1C, 3.03s, 2041 (United Kingdom)                            5,057,325
                 Granite Mortgages PLC FRB
      1,140,000  Ser. 02-1, Class 1C, 2.93s, 2042 (United Kingdom)                                1,159,415
        860,000  Ser. 02-2, Class 1C, 2.88s, 2043 (United Kingdom)                                  875,750
                 Green Tree Financial Corp.
        626,739  Ser. 99-3, Class A5, 6.16s, 2031                                                   634,573
     19,225,000  Ser. 99-5, Class A5, 7.86s, 2030                                                16,844,640
      4,894,000  GS Auto Loan Trust 144A Ser. 04-1, Class
                 D, 5s, 2011                                                                      4,813,505
                 GSAMP Trust 144A
        616,048  Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                             614,569
      1,727,356  Ser. 04, Class Note, 5 1/2s, 2032                                                1,724,765
      1,073,292  Ser. 04-FM1N, Class Note, 5 1/4s, 2033                                           1,072,176
      1,300,000  Ser. 04-HE1N, Class N1, 5s, 2034                                                 1,298,440
        232,404  Headlands Mortgage Securities, Inc. Ser.
                 98-1, Class X2, IO, 6.5s, 2028                                                         872
      3,887,782  High Income Trust Securities 144A FRB
                 Ser. 03-1A, Class A, 2.21s, 2036                                                 3,751,710
        976,000  Holmes Financing PLC FRB Ser. 8, Class
                 2C, 2.32s, 2040 (United Kingdom)                                                   976,305
                 Holmes Financing PLC FRB
     22,675,000  Ser. 1, Class 2C, 2.75s, 2040 (United Kingdom)                                  22,588,835
        860,000  Ser. 4, Class 3C, 2.9s, 2040 (United Kingdom)                                      872,310
      1,440,000  Ser. 5, Class 2C, 3.05s, 2040 (United Kingdom)                                   1,450,351
                 Home Equity Asset Trust 144A
        253,304  Ser. 02-5N, Class A, 8s, 2033                                                      255,203
         17,942  Ser. 03-3N, Class A, 8s, 2033                                                       18,077
        502,916  Ser. 03-4N, Class A, 8s, 2033                                                      506,688
        431,992  Ser. 03-5N, Class A, 7 1/2s, 2034                                                  434,152
        741,238  Ser. 03-7N, Class A, 5 1/4s, 2034                                                  741,238
      1,328,443  Ser. 04-1N, Class A, 5s, 2034                                                    1,325,122
     45,339,810  Lehman Manufactured Housing Ser. 98-1,
                 Class 1, IO, 0.811s, 2028                                                        1,001,171
      6,071,000  LNR CDO, Ltd. FRB Ser. 02-1A, Class FFL,
                 4.2s, 2037 (Cayman Islands)                                                      5,830,588
      4,150,000  LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class
                 EFL, 4.433s, 2036 (Cayman Islands)                                               4,370,365
      1,257,338  Long Beach Asset Holdings Corp. 144A
                 Ser. 04-2, Class N1, 4.94s, 2034                                                 1,257,338
        613,192  Long Beach Asset Holdings Corp. NIM
                 Trust 144A Ser. 03-4, Class N1, 6.535s, 2033                                       613,959
                 Long Beach Mortgage Loan Trust
     40,330,000  Ser. 04-3, Class S1, IO, 4.5s, 2006                                              2,837,216
     20,165,000  Ser. 04-3, Class S2, IO, 4.5s, 2006                                              1,418,608
                 Madison Avenue Manufactured Housing Contract
    278,598,867  Ser. 02-A IO, 0.3s, 2032                                                         3,134,237
      5,098,734  FRB Ser. 02-A, Class B1, 4.7s, 2032                                              2,804,304
      4,365,683  Marriott Vacation Club Owner Trust 144A
                 FRB Ser. 02-1A, Class A1, 2.3s, 2024                                             4,409,113
      1,093,736  Mastr Asset Backed Securities NIM Trust
                 144A Ser. 04-CI3, Class N1, 4.45s, 2034                                          1,093,736
      2,550,000  MBNA Credit Card Master Note Trust FRN
                 Ser. 03-C5, Class C5, 2.78s, 2010                                                2,601,797
     10,152,005  Merit Securities Corp. FRB Ser. 11PA,
                 Class 3A1, 2.082s, 2027                                                          9,692,786
        380,770  Merrill Lynch Mortgage Investors, Inc.
                 Ser. 03-WM3N, Class N1, 8s, 2005                                                   384,102
                 Merrill Lynch Mortgage Investors, Inc. 144A
        891,269  Ser. 03-OP1N, Class N1, 7 1/4s, 2034                                               891,826
      1,193,949  Ser. 04-WM2N, Class N1, 4 1/2s, 2005                                             1,190,702
      2,313,688  Ser. 04-WM3N, Class N1, 4 1/2s, 2005                                             2,299,111
                 Mid-State Trust
      1,222,248  Ser. 10, Class B, 7.54s, 2036                                                    1,047,123
      1,162,113  Ser. 11, Class B, 8.221s, 2038                                                   1,151,763
                 Morgan Stanley ABS Capital I 144A
        568,019  Ser. 03-NC8N, Class Note, 7.6s, 2033                                               570,681
        238,570  Ser. 03-NC9N, Class Note, 7.6s, 2033                                               239,614
      1,079,479  Ser. 04-NC2N, Class Note, 6 1/4s, 2033                                           1,081,840
      1,145,000  Morgan Stanley Auto Loan Trust 144A Ser.
                 04-HB1, Class D, 5 1/2s, 2011                                                    1,127,825
                 Morgan Stanley Dean Witter Capital I
      1,895,000  FRN Ser. 01-NC3, Class B1, 3.9s, 2031                                            1,874,611
      1,868,000  FRN Ser. 01-NC4, Class B1, 3.95s, 2032                                           1,839,109
      1,555,000  Navigator CDO, Ltd. 144A FRB Ser. 03-1A,
                 Class A1, 2.201s, 2015                                                           1,555,000
      1,026,842  Neon Capital, Ltd. 144A limited recourse
                 sec. notes Ser. 96, 1.458s, 2013 (Cayman
                 Islands) (f)                                                                       943,074
      2,365,000  New Century Home Equity Loan Trust Ser.
                 03-5, Class AI7, 5.15s, 2033                                                     2,324,721
                 New Century Mortgage Corp. NIM Trust 144A
        374,993  Ser. 03-5, Class Note, 8s, 2033                                                    379,270
        662,750  Ser. 03-B, Class Note, 6 1/2s, 2033                                                666,685
        966,000  Newcastle CDO, Ltd. 144A FRB Ser. 3A,
                 Class 4FL, 4.3s, 2038                                                              970,830
                 Novastar NIM Trust 144A
      2,516,738  Ser. 04-N1, Class Note, 4.458s, 2034                                             2,516,738
      1,950,000  Ser. 04-N2, Class Note, 4.458s, 2034                                             1,950,000
      8,532,012  Oakwood Mortgage Investors, Inc. Ser.
                 02-C, Class A1, 5.41s, 2032                                                      7,529,500
        717,114  Option One Mortgage Securities Corp. NIM
                 Trust 144A Ser. 03-5, Class Note, 6.9s, 2033                                       720,699
                 Pass-Through Amortizing Credit Card Trust
        725,304  Ser. 02-1A, Class A3FL, 4.41s, 2012                                                727,380
      1,446,103  Ser. 02-1A, Class A4FL, 6.91s, 2012                                              1,450,192
      2,510,000  Permanent Financing PLC FRB Ser. 3,
                 Class 3C, 2.56s, 2042 (United Kingdom)                                           2,553,142
                 Providian Gateway Master Trust 144A
      1,400,000  FRB Ser. 04-AA, Class D, 3.45s, 2011                                             1,403,220
        850,000  FRN Ser. 04-BA, Class D, 3.00s, 2010                                               850,000
      1,239,113  Re NIM Trust 144A Ser. 04-A, 4.45s, 2034                                         1,222,153
        368,000  Residential Asset Mortgage Products,
                 Inc. Ser. 02-SL1, Class AI3, 7s, 2032                                              372,255
      7,403,226  Residential Asset Securities Corp. Ser.
                 02-KS6, Class AIO, IO, 4.5s, 2005                                                  162,094
                 Residential Funding Mortgage Securities II
     26,187,011  Ser. 03-HS1, Class AI, IO, 5 1/2s, 2033                                          1,081,524
      9,854,758  Ser. 03-HS2, Class AI, IO, 5 1/2s, 2005                                            452,703
      9,762,558  Ser. 03-HS3, Class AI, IO, 5s, 2006                                                405,146
      8,024,690  Restructured Asset Securities 144A FRN
                 Ser. 03-3A, Class A1, 2.56s, 2022                                                7,934,412
        728,471  SAIL Net Interest Margin Notes Ser.
                 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)                                       727,670
                 SAIL Net Interest Margin Notes 144A
      1,031,291  Ser. 03-12A, Class A, 7.35s, 2033 (Cayman Islands)                               1,030,979
        586,062  Ser. 03-13A, Class A, 6 3/4s, 2033 (Cayman Islands)                                585,311
        685,505  Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)                                     680,408
        835,466  Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)                                     829,268
      1,588,778  Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)                                   1,580,515
        945,455  Ser. 03-BC2A, Class A, 7 3/4s, 2033                                                942,708
      1,751,543  Ser. 04-2A, Class A, 5 1/2s, 2034 (Cayman Islands)                               1,751,543
      4,950,998  Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)                                   4,943,572
        620,000  Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)                                 571,578
      1,477,641  Ser. 04-5A, Class A, 4 1/2s, 2034 (Cayman Islands)                               1,475,468
        146,306  Sasco Arc Net Interest Margin Notes Ser.
                 02-BC10, Class A, 7 3/4s, 2033                                                     144,976
                 Sasco Arc Net Interest Margin Notes 144A
         36,826  Ser. 03-3, Class A, 7 3/4s, 2033                                                    36,642
        249,542  Ser. 03-AM1, Class A, 7 3/4s, 2033                                                 248,326
        444,169  Saxon Net Interest Margin Trust 144A
                 Ser. 03-A, Class A, 6.656s, 2033                                                   444,169
        805,060  SHARP 144A Ser. 03-HE1N, 6.9s, 2033                                                809,085
                 Sharp SP I, LLC Net Interest Margin
                 Trust 144A
      2,032,480  Ser. 03-0P1N, Class NA, 4.45s, 2033                                              2,032,277
        286,835  Ser. 03-TC1N, Class N, 7.45s, 2033 (S)                                             286,835
      1,219,786  Ser. 04-HE1N, Class Note, 4.94s, 2034                                            1,219,786
        837,415  Ser. 04-HS1N, Class Note, 5.92s, 2034                                              837,415
        760,000  South Coast Funding FRB Ser. 3A, Class
                 A2, 2.91s, 2038                                                                    769,500
                 Structured Asset Investment Loan Trust
     10,157,982  Ser. 03-BC10, Class A, IO, 6s, 2005                                                318,592
     64,700,294  Ser. 03-BC11, Class A, IO, 6s, 2005                                              2,504,485
     11,818,540  Ser. 03-BC12, Class A, IO, 6s, 2005                                                434,059
     19,586,428  Ser. 03-BC13, Class A, IO, 6s, 2005                                                719,348
     60,364,936  Ser. 03-BC2, Class A, IO, 6s, 2005                                               1,572,584
     27,015,830  Ser. 03-BC3, Class A, IO, 6s, 2004                                                 380,886
      8,914,198  Ser. 03-BC4, Class A, IO, 6s, 2004                                                 169,827
     16,232,681  Ser. 03-BC5, Class A, IO, 6s, 2004                                                 309,253
     42,127,574  Ser. 03-BC6, Class A, IO, 6s, 2005                                               1,218,322
     10,970,845  Ser. 03-BC8, Class A, IO, 6s, 2005                                                 434,403
     16,321,617  Ser. 03-BC9, Class A, IO, 6s, 2005                                                 455,372
     60,657,000  Ser. 04-1, Class A, IO, 6s, 2005                                                 3,235,911
     44,038,000  Ser. 04-3, Class A, IO, 6s, 2005                                                 2,185,946
                 Structured Asset Securities Corp.
     15,402,628  Ser. 02-BC1, Class A, IO, 6s, 2004                                                 293,440
      4,009,455  Ser. 02-HF2, Class A, IO, 6s, 2004                                                  56,528
                 Structured Asset Securities Corp. 144A
      3,764,000  FRB Ser. 03-NP2, Class A2, 2s, 2032                                              3,758,708
      1,767,925  FRN Ser. 03-NP3, Class A1, 1.95s, 2033                                           1,767,925
      4,234,000  Terwin Mortgage Trust FRB Ser. 04-5HE,
                 Class A1B, IO, 1.87s, 2035                                                       4,229,369
      2,298,000  TIAA Commercial Real Estate
                 Securitization 144A Ser. 03-1A, Class E,
                 8s, 2038                                                                         2,061,647
      1,437,262  Wells Fargo Home Equity Trust 144A Ser.
                 04-1N, Class A, 5s, 2034                                                         1,432,123
      1,376,000  Westo Ser. 04-3, Class D, 4.07s, 2012                                            1,375,864
        694,959  Whole Auto Loan Trust Ser. 03-1, Class
                 C, 3.13s, 2010                                                                     686,380
      4,465,860  Whole Auto Loan Trust 144A Ser. 03-1,
                 Class D, 6s, 2010                                                                4,468,651
                                                                                              -------------
                 Total Asset-backed securities  (cost $418,820,156)                            $393,912,793


Municipal bonds and notes (0.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                  Rating (RAT)        Value
-----------------------------------------------------------------------------------------------------------
     $1,075,000  IL State G.O. Bonds, 5.1s, 6/1/33                                Aa3              $972,080
      1,795,000  NJ State Tpk. Auth. Rev. Bonds, Ser. B,
                 AMBAC, 4.252s, 1/1/16                                            Aaa             1,683,728
      1,770,000  OR State G.O. Bonds (Taxable Pension),
                 5.892s, 6/1/27                                                   Aa3             1,807,259
                                                                                              -------------
                 Total Municipal bonds and notes  (cost $4,640,000)                              $4,463,067


Short-term investments (11.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $11,552,058  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.28% to 1.52% and
                 due dates ranging from August 2, 2004 to
                 August 23, 2004 (d)                                                            $11,547,908
    284,388,304  Putnam Prime Money Market Fund (e)                                             284,388,304
      9,000,000  U.S. Treasury Bill zero %, August 5, 2004 (SEG)                                  8,998,890
                                                                                              -------------
                 Total Short-term investments  (cost $304,935,102)                             $304,935,102
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $3,684,212,463) (b)                                 $3,678,525,491
-----------------------------------------------------------------------------------------------------------


Futures contracts outstanding at July 31, 2004 (Unaudited)
                                                                                    Unrealized
                                                         Aggregate  Expiration    appreciation/
                                               Value    face value        date   (depreciation)
----------------------------------------------------------------------------------------------
CBT Interest Rate Swap 10 yr (Long)       $1,936,688    $1,873,027      Sep-04         $63,661
Euro 90 day (Long)                         6,619,050     6,619,831      Sep-04            (781)
Euro 90 day (Long)                         2,196,900     2,207,513      Dec-04         (10,613)
Euro 90 day (Long)                         2,187,900     2,198,513      Mar-05         (10,613)
Euro 90 day (Long)                         2,179,575     2,189,513      Jun-05          (9,938)
Euro 90 day (Long)                         2,171,925     2,181,526      Sep-04          (9,601)
Euro 90 day (Long)                         2,165,063     2,174,663      Dec-05          (9,600)
U.S. Treasury Bond (Long)                238,730,563   230,544,419      Sep-04       8,186,144
U.S. Treasury Note 10 yr (Long)          825,186,844   809,810,324      Sep-04      15,376,520
U.S. Treasury Note 5 yr (Short)          688,317,000   684,202,462      Sep-04      (4,114,538)
----------------------------------------------------------------------------------------------
                                                                                   $19,460,641
----------------------------------------------------------------------------------------------


TBA sales commitments outstanding at July 31, 2004 (Unaudited)
(proceeds receivable $755,419,891)

                                   Principal          Settlement
Agency                                amount                date                         Value
----------------------------------------------------------------------------------------------
FNMA 6 1/2s, August 15, 2034    $382,400,000             8/12/04                  $399,040,366
FNMA 4 1/2s, August 15, 2034     377,000,000             8/12/04                   355,999,931
----------------------------------------------------------------------------------------------
                                                                                  $755,040,297
----------------------------------------------------------------------------------------------


Interest rate swap contracts outstanding at July 31, 2004 (Unaudited)
                                                                                   Unrealized
                                                  Notional      Termination      appreciation/
                                                    amount             date     (depreciation)
----------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A. dated
January 14, 2004 to pay semi-annually the
notional amount multiplied by 4.35625% and
receive quarterly the notional amount
multiplied by the three month USD-LIBOR.     $158,894,000           1/16/14        $6,452,757

Agreement with Bank of America, N.A. dated
January 26, 2004 to receive semi-annually the
notional amount multiplied by 5.2125% and pay
quarterly the notional amount multiplied by
the three month USD-LIBOR.                     91,608,000           1/28/24        (3,106,453)

Agreement with Bank of America, N.A. dated
December 2,  2003 to pay semi-annually the
notional amount multiplied by 2.444% and
receive quarterly the notional amount
multiplied by the three month USD-LIBOR.        8,767,000           12/5/05             5,867

Agreement with Bank of America N.A. dated
December 12, 2003 to pay semi-annually the
notional amount multiptied by 2.1125% and
receive quarterly the notional amount
multiplied by three month USD-LIBOR.            5,687,000          12/16/05            38,048

Agreement with Credit Suisse First Boston
International dated July 7, 2004 to receive
semi-annually the notional amount multiptied
by 2.931% and pay quarterly the notional
amount multiplied by the three month
USD-LIBOR.                                     34,147,400            7/9/06           (33,262)

Agreement with Deutsche Bank AG dated July
31, 2002 to receive semi-annually the
notional amount multiplied by the three month
USD LIBOR-BBA and pay quarterly the notional
amount multiplied by 5.86%.                    61,565,504            8/2/32        (4,295,531)

Agreement with Deutsche Bank AG dated July
31, 2002 to pay quarterly the notional amount
multiplied by the three month LIBOR-BBA and
receive semi-annually the notional amount
multiplied by 5.7756%.                         54,861,045            8/2/22         3,544,733

Agreement with Goldman Sachs Capital Markets,
L.P. dated August 8, 2002 to receive
quarterly the notional amount multiplied by
the three month USD-LIBOR-BBA and pay
semi-annually the notional amount multiplied
by 5.689%.                                     61,565,504           8/12/32        (2,599,092)

Agreement with Goldman Sachs Capital Markets,
L.P. dated August 8, 2002 to pay quarterly
the notional amount multiplied by the three
month USD-LIBOR-BBA and receive semi-annually
the notional amount multiplied by 5.601%.      54,861,045           8/12/22         2,265,958

Agreement with Lehman Brothers Special
Financing, Inc. dated August 1, 2003 to
receive semi-annually the notional amount
multiplied by 3.93% and pay quarterly the
notional amount multiplied by the three month
USD-LIBOR.                                    183,930,000            8/5/08         3,242,481

Agreement with Lehman Brothers Special
Financing, Inc. dated December 5, 2003 to
receive semi-annually the notional amount
multiptied by 2.23762% and pay quarterly the
notional amount multiplied by three month
USD-LIBOR-BBA.                                 72,256,000           12/9/05          (305,570)

Agreement with Lehman Brothers Special
Financing, Inc. dated July 31, 2002 to
receive semi-annually the notional amount
multiplied by 5.7756% and pay quarterly the
notional amount multiplied by the three month
USD-LIBOR-BBA.                                 54,861,045            8/2/22         3,501,843

Agreement with Lehman Brothers Special
Financing, Inc. dated July 31, 2002 to pay
semi-annually the notional amount multiplied
by 5.152% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                 53,317,584            8/2/12        (2,741,224)

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied
by 1.999% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                 33,294,000           1/26/06           356,214

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004 to pay
semi-annually the notional amount multiplied
by 2.008% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                 32,489,000           1/23/06           340,039

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004 to pay
semi-annually the notional amount multiplied
by 2.009% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                 32,489,000           1/23/06           340,032

Agreement with Lehman Brothers Special
Financing, Inc. dated December 12, 2003 to
pay semi-annually the notional amount
multiptied by 4.579% and receive quarterly
the notional amount multiplied by three month
USD-LIBOR-BBA.                                 17,662,000          12/16/13           356,344

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied
by 2.007% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                 17,454,000           1/26/06           184,474

Agreement with Lehman Brothers Special
Financing, Inc. dated December 11, 2003 to
pay semi-annually the notional amount
multiptied by 4.71% and receive quarterly the
notional amount multiplied by three month
USD-LIBOR-BBA.                                 14,151,000          12/15/13           143,860

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied
by 4.375% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                 11,007,000           1/26/14           448,745

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004 to pay
semi-annually the notional amount multiplied
by 4.408% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                 10,740,000           1/23/14           406,326

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004 to pay
semi-annually the notional amount multiplied
by 4.419% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                 10,740,000           1/23/14           397,707

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied
by 4.379% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                  5,639,000           1/26/14           228,202

Agreement with Lehman Brothers Special
Financing, Inc. dated December 11, 2003 to
pay semi-annually the notional amount
multiptied by 2.235% and receive quarterly
the notional amount multiplied by three month
USD-LIBOR-BBA.                                  3,382,000          12/15/05            17,007

Agreement with Merrill Lynch Capital
Services, Inc. dated August 8, 2002 to pay
quarterly the notional amount multiplied by
the three month USD-LIBOR-BBA and receive
semi-annually the notional amount multiplied
by 5.601%.                                     54,861,045           8/12/22         2,235,751

Agreement with Merrill Lynch Capital
Services, Inc. dated August 8, 2002 to
receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA
and pay semi-annually the notional amount
multiplied by
4.94%.                                         53,317,584           8/13/12        (1,851,306)

Agreement with Morgan Stanley Capital
Services, Inc. dated September 28, 2000 to
pay semi-annually the notional amount
multiplied by 6.94% and receive quarterly the
notional amount multiplied by the three month
USD-LIBOR-BBA.                                 28,000,000           10/2/10        (4,393,169)
---------------------------------------------------------------------------------------------
                                                                                   $5,180,781
---------------------------------------------------------------------------------------------


Total return swap contracts outstanding at July 31, 2004 (Unaudited)
                                                                                   Unrealized
                                                 Notional       Termination      appreciation/
                                                   amount              date     (depreciation)
---------------------------------------------------------------------------------------------
Agreement with Deutsche Bank AG dated June
28, 2004 to pay at maturity the notional
amount multiplied by the spread appreciation
of the Lehman Brothers AAA Commercial
Mortgage Backed Securities Index adjusted by
a modified duration factor and receive at
maturity the notional amount multiplied by
the depreciation of the Lehman Brothers AAA
Commercial Mortgage Backed Securities Index
plus 43 basis points.                          23,785,500            1/1/05           $17,443

Agreement with Goldman Sachs Capital Markets,
L.P. dated June 16, 2004 to pay monthly the
notional amount multiplied by the spread
appreciation of the Lehman Brothers AAA
Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor and
receive monthly the notional amount
multiplied by the depreciation of the Lehman
Brothers AAA Commercial Mortgage Backed
Securities Index plus 43 basis
points.                                        31,238,523            6/1/05            20,827

Agreement with Goldman Sachs Capital Markets,
L.P. dated June 25, 2004 to pay monthly the
notional amount multiplied by the spread
appreciation of the Lehman Brothers AAA
Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor and
receive monthly the notional amount
multiplied by the depreciation of the Lehman
Brothers AAA Commercial Mortgage Backed
Securities Index plus 43 basis points.         31,713,917           10/1/04            22,993

Agreement with JP Morgan Chase Bank dated
February 26, 2004 to receive (pay) at
termination the notional amount multiplied by
CMBS Lehman Brothers Investment Grade Index
and pay at termination the notional amount
multiplied by the six month USD-LIBOR-BBA
adjusted by a specified spread.                11,427,979            9/1/04          (221,411)

Agreement with Lehman Brothers Special
Financing, Inc. dated February 26, 2004 to
receive (pay) semi-annually the notional
amount multiplied by Lehman Brothers CMBS
ERISA - Eligible Index and pay monthly the
notional amount multiplied by the one month
USD-LIBOR-BBA adjusted by a specified
spread.                                        11,118,741            4/2/04           107,580

Agreement with Lehman Brothers Special
Financing, Inc. dated March 3, 2004 to
receive monthly the notional amount
multiplied by Lehman Brothers CMBS
ERISA-Eligible Index and pay monthly the
absolute value of the spread return
amount.                                         7,393,274            9/1/04             8,993

Agreement with Morgan Stanley & Co. dated
July 16, 2004 to pay monthly the notional
amount multiplied by the nominal spread
depreciation of the Lehman Brothers AAA
Commercial Mortgage Backed Securities Index
adjusted by a modified duration factor and
receive monthly the notional amount
multiplied by the nominal spread appreciation
of the Lehman Brothers AAA Commercial
Mortgage Backed Securities Index and an
accrual of 47 basis points plus the beginning
of the period nominal spread of the Lehman
Brothers AAA Commercial Mortgage Backed
Securities Index.                              33,714,000            1/31/05           25,857
---------------------------------------------------------------------------------------------
                                                                                     $(17,718)
---------------------------------------------------------------------------------------------


Credit default contracts outstanding at July 31, 2004 (Unaudited)
(premiums received $293,741)

                                                                    Notional
                                                                      amount            Value
---------------------------------------------------------------------------------------------
Agreement with Merrill Lynch International
effective June 26, 2003, maturing on
September 20, 2008, to receive a premium
equal to 11.08838% times the notional amount.
 Upon a credit default event of  The Gap,
Inc. 5.75% due 3/15/09 the fund makes a
payment of the proportional notional amount
times the difference between the par value
and the then-market value of  The Gap, Inc.
5.75%, 2009.                                                      $2,200,000          $70,686

Agreement with Merrill Lynch International
effective July 01, 2004, maturing on July 1,
2007, to receive a premium equal to 1.4413%
times the notional amount.  Upon a credit
default event of  Consolidated Natural Gas,
6.625%, December 12, 2008, the fund makes a
payment of the proportional notional amount
times the difference between the par value
and the then-market value of  Consolidated
Natural Gas, 6.625%, December 12,
2008.                                                              3,455,000           48,612
---------------------------------------------------------------------------------------------
                                                                                     $119,298
---------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $2,757,151,892.

  (b) The aggregate identified cost on a tax basis is $3,688,541,609, resulting in gross unrealized appreciation and depreciation of $41,622,360 and $51,638,478, respectively, or net unrealized depreciation of $10,016,118.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2004. Securities rated by Putnam are indicated by "/P".

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at July 31, 2004.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2004.

  (R) Real Estate Investment Trust.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At July 31, 2004, the value of securities loaned amounted to $11,324,739. The fund received cash collateral of $11,547,908 which is pooled with collateral of other
      Putnam funds into 29 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money
      Market Fund with respect to assets invested by the fund in Putnam Prime
      Money Market Fund. Income distributions earned by the fund totaled
      $344,572 for the period ended July 31, 2004.

  (f) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd. and are primarily secured by shares of PSF Group Holdings, Inc. class A common stock valued at approximately $661,000.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates at July 31, 2004.

      AMBAC represents AMBAC Indemnity Corporation.

      G.O. Bonds represent General Obligation Bonds.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price.
      Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York
      Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.
      Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S.
      dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.
      Risks may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.
      The risk of loss may exceed the fair value of these contracts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

      TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

      Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

      TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov., or visit Putnam Individual Investor Website at www.putnaminvestments.com.



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: September 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 28, 2004